Stock Options, Restricted Stock Incentive, And Dividend Revinvestment Plans (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares available for grants	11,454,517
Compensation cost included in Consolidated Statements of Income for stock option and restricted stock plans	$ 17,536,000	$ 13,796,000	$ 11,351,000
Total income tax benefits recognized in income statements	$ 6,700,000	$ 5,300,000	$ 4,400,000
Stock options granted	971,328	595,229	592,551
Weighted average fair value of stock option at grant date	$ 2.95	$ 4.01	$ 3.5
Duration of performance evaluation	3 years
Parent Company [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Compensation cost included in Consolidated Statements of Income for stock option and restricted stock plans	$ 16,719,000	$ 12,810,000	$ 11,351,000
Restricted Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares available for grants	8,744,702
Total grant date fair value of shares vested	$ 9,700,000	$ 9,900,000	$ 15,500,000
Employee Stock Options [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized compensation cost of nonvested restricted stock plans and stock options	$ 2,300,000
Recognizable weighted-average period of unrecognized compensation cost	3 years 10 months
Nonvested Restricted Stock Plans [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized compensation cost of nonvested restricted stock plans and stock options	$ 26,900,000
Recognizable weighted-average period of unrecognized compensation cost	2 years 8 months
Service Condition Full Value Awards [Member] | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting Period	4 years
Service Condition Full Value Awards [Member] | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting Period	1 year
Performance Condition Awards [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting Period	3 years
Duration of performance evaluation	3 years	3 years	3 years
Performance Condition Awards [Member] | 2013 Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of performance conditions achieved	95.80%
Performance Condition Awards [Member] | PSUs granted after 2014
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Post vest holding period	2 years
Market Condition Award [Member] | 2012 Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting Period	5 years
Market Condition Award [Member] | 2016 Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting Period	7 years
Director Awards [Member] | Restricted Stock Units RSU [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Value of annual equity awards to non-employee directors	$ 65,000	$ 65,000
Stock Option Awards [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options granted expiration	P7Y
Intrinsic value of options exercised	$ 10,600,000	$ 2,800,000	$ 400,000
Stock Option Awards [Member] | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting Period	4 years
Stock Option Awards [Member] | Stock Options Included In Deferral Program [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options granted expiration	P20Y
Stock Option Awards [Member] | 2016 Units | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting Period	6 years
Stock Option Awards [Member] | 2016 Units | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting Period	4 years
Dividend Reinvestment Plan [Member] | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Quarterly value of shares available for purchase under dividend reinvestment and stock purchase plan	$ 10,000
Dividend Reinvestment Plan [Member] | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Quarterly value of shares available for purchase under dividend reinvestment and stock purchase plan	$ 25